Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases
Note 4 – Leases
The Company leases office space in Goleta, California (two locations) and Tokyo, Japan under operating lease agreements. Lease terms range from 24 to 72 months, with certain leases containing options to extend.

In addition
to fixed lease payments, the Company incurs variable charges for its proportionate share of common area maintenance and building operating expenses under its domestic leases, which are recognized as incurred. One lease is denominated in Japanese yen; the related lease liability is remeasured at the current exchange rate at each reporting date with resulting gains or losses recognized in the consolidated statements of operations.
Aero Camino Office (82 Aero Camino)
- The lease commenced January 15, 2024 with a
72-month
term (including a
36-month
extension that was considered reasonably certain at inception) expiring December 31, 2029.
2025 Lease Modifications
During 2025, the Company exercised renewal options on two of its operating leases:
Hollister Office (6950 Hollister Avenue) -
The original lease commenced August 1, 2023 with a
36-month
initial term expiring July 31, 2026. The renewal option for an additional
36-month
period was not considered reasonably certain of exercise as of December 31, 2024. In 2025, the Company elected to exercise the renewal, extending the lease through July 31, 2029. The Company accounted for this as an operating lease modification effective November 1, 2025.
Japan Office (H1O Shibakoen, Tokyo) -
The original lease commenced March 1, 2024 with a
24-month
initial term expiring February 28, 2026. The renewal option was not considered reasonably certain of exercise as of December 31, 2024. In 2025, the Company elected to renew for an additional
24-month
period through February 29, 2028. The Company accounted for this as an operating lease modification effective November 1, 2025.
At the modification date, the Company remeasured the lease liabilities for the Hollister and Japan leases using the remaining lease payments discounted at the incremental borrowing rate of 9.94%. The modifications resulted in a combined increase to the right-of-use
assets and operating lease liabilities of $216,358.
The components of lease costs were as follows:

	Years Ended December 31,
	2025	2024
Operating lease expense	$221,552	$216,869
Variable lease cost	66,092	57,984

Total lease cost	$287,644	$274,853

The table below summarizes supplemental balance sheet information:

	Years Ended December 31,
	2025	2024
Operating right-of-use assets	$704,854	$648,136

Current portion of operating lease liabilities	$164,940	$160,016
Operating lease liabilities, net of current portion	569,881	516,838

Total operating lease liabilities	$734,821	$676,854

As of December 31, 2025 the future minimum lease payments under non-cancelable operating leases are as follows:

Year Ending December 31,
2026	$230,663
2027	238,313
2028	223,229
2029	194,674

Total future undiscounted lease payments	886,879
Less: imputed interest	(152,058)

Present value of operating lease liabilities	$734,821
Less: Current portion of operating lease liabilities	(164,940)

Operating lease liabilities, net of current portion	$569,881

The table below summarizes other information related to the Company’s leases:

	Years Ended December 31,
	2025	2024
Cash paid for amounts included in the measurement of lease liabilities	$220,302	$193,006
Weighted-average remaining lease term (in years)	3.8	4.4
Weighted-average discount rate	9.94%	9.94%